Supplement Dated June 17, 2024

To The Prospectus Dated April 29, 2024

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective June 1, 2024, for the JNL/American Funds Growth-Income Fund, please delete all references to and information for Donald D. O’Neal, William L. Robbins and Carlos A. Schonfeld.

Effective June 30, 2024, for the JNL/BlackRock Global Allocation Fund, please delete all references to and information for David Clayton.

Effective June 1, 2024, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/American Funds Growth-Income Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Charles E. Ellwein	May 2020	Partner, Capital Research Global Investors, CRMC
J. Blair Frank	2010	Partner, Capital Research Global Investors, CRMC
Caroline Jones	June 2024	Partner, Capital Research Global Investors, CRMC
Keiko McKibben	July 2018	Partner, Capital Research Global Investors, CRMC

Effective May 31, 2024, in the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Fidelity Institutional Asset Management® Total Bond Fund, please add the following after the last paragraph:

In addition to the principal investment strategies discussed above, the Sub-Adviser may invest in collateralized loan obligations.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Loomis Sayles Global Growth Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies.

Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks and depositary receipts. The Fund will invest in securities that provide exposure to no fewer than three countries, which will include the U.S. In addition, the Fund will invest at least 30% of its assets in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. countries. Notwithstanding the foregoing, a security is not considered to be foreign if: (1) it is included in the U.S. equity indices published by S&P Global Ratings or Russell Investments; or, (2) if the security’s “country of risk” defined by Bloomberg is the United States and the security’s “country of incorporation” defined by Bloomberg is the United States. The Fund may also invest up to 30% of its assets in emerging markets securities. The Fund considers a security to be an emerging markets security if its “country of risk” is included within the Morningstar® Emerging Markets Index℠. The Fund focuses on stocks of large capitalization companies, but the Fund may invest in companies of any size.

Effective June 1, 2024, in the section, “Additional Information About Each Fund,” under “Management, in the section “Portfolio Management of the Master Fund,” for the JNL/American Funds Growth-Income Fund, after the third paragraph please add the following:

Caroline Jones is a Partner of Capital Research Global Investors and has been an investment professional for 27 years in total; 20 years with CRMC or its affiliates.

Effective May 31, 2024, in the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Fidelity Institutional Asset Management® Total Bond Fund, please add the following after the last paragraph:

In addition to the principal investment strategies discussed above, the Sub-Adviser may invest in collateralized loan obligations.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Loomis Sayles Global Growth Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks and depositary receipts. The Fund will invest in securities that provide exposure to no fewer than three countries, which will include the U.S. In addition, the Fund will invest at least 30% of its assets in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. countries. Notwithstanding the foregoing, a security is not considered to be foreign if: (1) it is included in the U.S. equity indices published by S&P Global Ratings or Russell Investments; or, (2) if the security’s “country of risk” defined by Bloomberg is the United States and the security’s “country of incorporation” defined by Bloomberg is the United States. The Fund may also invest up to 30% of its assets in emerging markets securities. The Fund considers a security to be an emerging markets security if its “country of risk” is included within the Morningstar® Emerging Markets Index℠. The Fund focuses on stocks of large capitalization companies, but the Fund may invest in companies of any size.

This Supplement is dated June 17, 2024.

Supplement Dated June 17, 2024

To The Statement of Additional Information

Dated April 29, 2024

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective June 1, 2024, for the JNL/American Funds Growth-Income Fund, please delete all references to and information for Donald D. O’Neal, William L. Robbins and Carlos A. Schonfeld.

Effective June 30, 2024, for the JNL/BlackRock Global Allocation Fund, please delete all references to and information for David Clayton.

Effective June 1, 2024, on page 295, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Other Accounts Managed by AFIS Master Fund Portfolio Managers,” please delete the table for the AFIS Master Growth-Income Fund in the entirety and replace with the following, which reflects information as of December 31, 2023:

Portfolio Manager	Registered Investment Company Accounts[1]	AUM ($ bil)[1]	Pooled Accounts[1]	AUM ($ bil) [1]	Other Accounts[1,2]	AUM ($ bil)[1,2]
Charles E. Ellwein	4	$198.4	3	$1.81	0	$0
J. Blair Frank	2	$250.8	1	$3.63	0	$0
Caroline Jones	2	$36.2	2	$1.20	0	$0
Keiko McKibben	2	$7.3	0	$0	0	$0

This Supplement is dated June 17, 2024.

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